                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/06

Item 1. Report to Shareholders.

The semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Limited Duration Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       FUND SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/06

                             A SHARES              B SHARES              C SHARES           I SHARES
                           since 6/16/86         since 11/5/91         since 5/10/93      since 8/12/05
-------------------------------------------------------------------------------------------------------
AVERAGE                              W/MAX                 W/MAX                 W/MAX
ANNUAL                               2.25%                 2.00%                 .75%
TOTAL                   W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES      W/O SALES
RETURNS                  CHARGES    CHARGE     CHARGES    CHARGE     CHARGES    CHARGE       CHARGES

Since Inception           4.93%      4.80%      3.55%      3.55%      3.47%      3.47%         2.44%

10-year                   4.04       3.81       3.57       3.57       3.47       3.47            --

5-year                    2.64       2.16       2.15       2.15       2.14       2.14            --

1-year                    2.00      -0.26       1.46      -0.50       1.47       0.74            --

6-month                   1.30      -0.97       1.04      -0.95       1.04       0.30          1.38
-------------------------------------------------------------------------------------------------------

SEC Yield                      4.53%                 4.07%                 4.11%              4.80%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 2.25 percent for Class A shares, a contingent deferred sales charge of 2.00 percent for Class B shares in year one and declining to zero after year four, a contingent deferred sales charge of 0.75 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, up to 1.00 percent for Class B shares and up to 0.65 percent for Class C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding nonincome items as prescribed by the SEC. Yields are subject to change. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The Lehman Brothers 1-5 Year Government/Credit Index is an unmanaged, broad-based market index that is composed of debt securities issued or guaranteed by the U.S. Treasury, U.S. government agencies and quasi-federal corporations and fixed rate dollar denominated SEC registered corporate debt that are rated investment grade. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006

MARKET CONDITIONS

The first six months of 2006 provided few surprises in the bond market. As was widely expected, the Federal Open Market Committee (the "Fed") continued to raise the target federal funds rate by 25 basis points at each of its meetings during the first half of the year, bringing the rate to 5.25 percent at the end of June. In the Fed's view, the U.S. economy remains on solid footing, and core inflation is still relatively low, though most measures of core inflation are either at or above the high end of the range viewed as acceptable by the Fed.

Also as expected, longtime Fed Chairman Alan Greenspan retired in January after a term of more than 18 years. Ben S. Bernanke replaced Greenspan as Chairman, and in his first Congressional testimony in the role acknowledged some risks to the Fed's relatively contained inflation forecast, as well as the potential for upward pressure on inflation in the event of continued high energy prices and other building inflationary pressures. Comments made by Fed members after their May and June meetings indicated that they will rely heavily on economic data in making future decisions concerning the direction of interest rates. In fact, based on these comments it appears that the Fed will be driven by the weight of the economic data more so now than perhaps at anytime over the past few years.

Within the government sector, U.S. Treasuries underperformed over the six-month period because of their high sensitivity to fluctuating interest rates and their relatively low yields. Yield spreads (a measure of market risk) of agency debentures and mortgages remained tight relative to Treasuries. Early in the period, lower-coupon mortgages outperformed higher-coupon mortgages. As is typical during periods of rising interest rates, prepayment speeds on mortgages slowed, making the higher yield offered by these issues more attractive. This trend reversed course in the second half of the period, as higher coupon, longer dated mortgage-backed issues out performed their lower-coupon counterparts.

Due mainly to concerns over inflation and increased risk in the corporate market, the credit sector had trouble keeping pace with other fixed income sectors, and posted its lowest six-month return since 1999. Within the investment-grade portion of the sector, lower-rated issues (rated BBB and A) outpaced higher-rated issues (rated AA and above). Industrials posted the highest returns, followed by utilities and financials. Overall, longer dated corporate issues underperformed shorter-dated issues.

PERFORMANCE ANALYSIS

The fund returned 1.30 percent for the six months ended June 30, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Lehman Brothers 1-5 Year Government/Credit Index, returned 0.65 percent for the period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006

----------------------------------------------------------------------------
                                              LEHMAN BROTHERS 1-5 YEAR
      CLASS A   CLASS B   CLASS C   CLASS I   GOVERNMENT/CREDIT INDEX

       1.30%     1.04%     1.04%     1.38%             0.65%
----------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

During the period, we kept the fund's overall duration (a measure of interest rate sensitivity) well below that of the Lehman benchmark. This posture was beneficial as interest rates rose across the market, especially in the short-and intermediate-portions of the yield curve.

Our focus on higher-coupon mortgage backed securities with slow prepayments boosted the Fund's yield, and benefited performance. Gains from these securities were offset, however, by a large underweight in lower- and current-coupon issues, which detracted from the fund's relative performance.

Within the corporate sector, we employed a defensive strategy with a focus on higher-quality securities. While this defensive posture provided some performance support over the period, much of that support was offset by the underperformance of higher-rated bonds relative to lower-rated segments of the market. The fund benefited from strong security selection among corporate issues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

ASSET ALLOCATION AS OF 6/30/06
Corporate Bonds                                                  36.5%
Asset-Backed Securities                                          19.0
CMOs                                                             19.8
FNMA                                                              7.5
FHLMC                                                             0.8
GNMA                                                              0.1
                                                                -----
Total Long-Term Investments                                      83.7%
Short-Term Investments                                           17.4
Liabilities in Excess of Other Assets                            (1.1)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/06 - 6/30/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/06           6/30/06       1/1/06-6/30/06
Class A
  Actual......................................  1,$000.00...       $1,013.01          $4.54
  Hypothetical................................     1,000.00         1,020.29           4.56
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,010.36           7.03
  Hypothetical................................     1,000.00         1,017.79           7.05
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,010.36           7.03
  Hypothetical................................     1,000.00         1,017.79           7.05
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,013.78           3.74
  Hypothetical................................     1,000.00         1,021.09           3.76
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, 1.41%, 1.41% and 0.75% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team and the Fund's portfolio management strategy over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          CORPORATE BONDS  36.5%
          AEROSPACE & DEFENSE  0.4%
$  280    Northrop Grumman Corp................ 4.079%         11/16/06         $    278,426
   350    Raytheon Co. ........................ 6.150          11/01/08              353,610
                                                                                ------------
                                                                                     632,036
                                                                                ------------
          AIRLINES  0.2%
   360    Southwest Airlines Co. .............. 5.496          11/01/06              360,324
                                                                                ------------

          AUTOMOTIVE  0.9%
   800    American Honda Finance Corp.,
          144A-Private Placement (a)........... 3.850          11/06/08              768,813
   155    Daimler Chrysler NA Holding.......... 4.050          06/04/08              149,931
   345    Daimler Chrysler NA Holding (Floating
          Rate Coupon)......................... 5.739          03/13/09              345,492
   230    Johnson Controls, Inc. .............. 5.000          11/15/06              229,227
                                                                                ------------
                                                                                   1,493,463
                                                                                ------------
          BANKING  7.1%
   585    Bank of America Corp. ............... 3.375          02/17/09              554,651
 1,050    Bank of America Corp. ............... 5.250          02/01/07            1,047,592
   250    Bank of New York Co., Inc............ 5.200          07/01/07              248,711
   930    Branch Banking & Trust Corp.
          (Floating Rate Coupon)............... 5.340          06/04/07              930,899
   325    Citicorp............................. 6.375          11/15/08              330,955
   120    Citigroup Global Markets Holdings,
          Inc. (Floating Rate Coupon).......... 5.409          12/12/06              120,053
   170    Citigroup, Inc. ..................... 3.625          02/09/09              162,003
   530    Citigroup, Inc. ..................... 5.500          08/09/06              530,067
   570    Huntington National Bank............. 2.750          10/16/06              565,553
 1,220    JPMorgan Chase & Co. ................ 5.250          05/30/07            1,214,601
   290    Key Bank NA.......................... 7.125          08/15/06              290,429
 1,010    MBNA Corp. .......................... 5.625          11/30/07            1,009,598
   365    MBNA Corp. (Floating Rate Coupon).... 5.580          05/05/08              367,821
   100    Sovereign Bank....................... 4.000          02/01/08               97,433
 1,165    SunTrust Bank Atlanta................ 7.250          09/15/06            1,168,263
   250    U.S. Bancorp......................... 5.100          07/15/07              248,455
   540    U.S. Bank NA......................... 2.850          11/15/06              534,823
   250    U.S. Bank NA......................... 3.700          08/01/07              244,460
   780    Wachovia Corp........................ 4.950          11/01/06              778,070
   775    Washington Mutual, Inc. ............. 7.500          08/15/06              776,645
   305    Washington Mutual, Inc. ............. 8.250          04/01/10              327,305
                                                                                ------------
                                                                                  11,548,387
                                                                                ------------

See Notes to Financial Statements                                             11

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          BROKERAGE  1.6%
$  960    Goldman Sachs Group, Inc. ........... 4.125%         01/15/08         $    939,791
   870    Lehman Brothers Holdings, Inc. ...... 8.250          06/15/07              890,774
   478    World Financial Prop., 144A--Private
          Placement (a)........................ 6.910          09/01/13              493,750
   320    World Financial Prop., 144A--Private
          Placement (a)........................ 6.950          09/01/13              331,102
                                                                                ------------
                                                                                   2,655,417
                                                                                ------------
          CONSTRUCTION MACHINERY  0.3%
   450    Caterpillar Financial Services Corp.,
          Ser F................................ 3.625          11/15/07              438,168
                                                                                ------------

          CONSUMER PRODUCTS  0.6%
   460    Cendant Corp. ....................... 6.250          01/15/08              464,300
   495    Clorox Co. (Floating Rate Coupon).... 5.444          12/14/07              495,754
                                                                                ------------
                                                                                     960,054
                                                                                ------------

          DIVERSIFIED MANUFACTURING  0.5%
   458    Cooper Industries, Inc. ............. 5.250          07/01/07              453,967
   420    Textron Financial Corp. ............. 4.125          03/03/08              409,358
                                                                                ------------
                                                                                     863,325
                                                                                ------------

          ELECTRIC  3.9%
   380    Ameren Corp. ........................ 4.263          05/15/07              375,017
   975    Appalachian Power Co. ............... 3.600          05/15/08              938,034
   495    Baltimore Gas & Electric Co. ........ 6.625          03/15/08              501,770
   640    Carolina Power & Light Co. .......... 6.800          08/15/07              647,352
   445    CC Funding Trust I................... 6.900          02/16/07              447,563
   350    Dominion Resources, Inc. ............ 5.687          05/15/08              349,067
   200    Duke Energy Co. ..................... 3.750          03/05/08              193,948
   565    Entergy Gulf States, Inc. (Floating
          Rate Coupon)......................... 5.630          12/01/09              559,565
   555    FPL Group Capital, Inc. ............. 5.551          02/16/08              553,218
   260    NiSource Finance Corp. (Floating Rate
          Coupon).............................. 5.763          11/23/09              260,522
   940    Peco Energy Co. ..................... 3.500          05/01/08              904,712
   400    Southwestern Public Service Co. ..... 6.200          03/01/09              403,981
   205    Wisconsin Electric Power Co. ........ 3.500          12/01/07              199,106
                                                                                ------------
                                                                                   6,333,855
                                                                                ------------

          ENTERTAINMENT  0.4%
   680    Time Warner, Inc. ................... 6.150          05/01/07              682,468
                                                                                ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          FOOD/BEVERAGE  0.7%
$  505    General Mills, Inc. ................. 3.875%         11/30/07         $    491,951
   625    Kraft Foods, Inc. ................... 5.250          06/01/07              621,356
                                                                                ------------
                                                                                   1,113,307
                                                                                ------------
          GAMING  0.3%
   445    Harrahs Operating Co., Inc. ......... 7.125          06/01/07              449,083
                                                                                ------------

          HEALTHCARE  0.6%
   550    Baxter International, Inc. .......... 5.196          02/16/08              545,399
   415    Unitedhealth Group, Inc. ............ 4.125          08/15/09              396,882
                                                                                ------------
                                                                                     942,281
                                                                                ------------
          INTEGRATED ENERGY  0.2%
   270    Consumers Energy Co., Ser H.......... 4.800          02/17/09              262,721
                                                                                ------------

          LIFE INSURANCE  4.8%
   735    Allstate Financial Global Funding II,
          144A-Private Placement (a)........... 2.625          10/22/06              728,539
   140    AXA Financial, Inc. ................. 6.500          04/01/08              141,365
   500    Hartford Financial Services Group.... 5.550          08/16/08              498,629
   570    ING Security Life Institutional
          Funding, 144A-Private Placement
          (a).................................. 2.700          02/15/07              558,542
   370    John Hancock Financial Services,
          Inc. ................................ 5.625          12/01/08              370,648
 1,105    Met Life Global Funding I,
          144A--Private Placement (a).......... 3.375          10/05/07            1,068,265
   645    Prudential Funding LLC, 144A--Private
          Placement (a)........................ 6.600          05/15/08              655,039
 1,930    Prudential Insurance Co.,
          144A--Private Placement (a).......... 6.375          07/23/06            1,930,787
   987    TIAA Global Markets, Inc.,
          144A--Private Placement (a).......... 3.875          01/22/08              960,459
   780    TIAA Global Markets, Inc.,
          144A--Private Placement (a).......... 5.000          03/01/07              775,875
                                                                                ------------
                                                                                   7,688,148
                                                                                ------------
          LODGING  0.3%
   395    Hyatt Equities LLC, 144A--Private
          Placement (a)........................ 6.875          06/15/07              397,435
                                                                                ------------

          MEDIA-CABLE  0.9%
   945    Comcast Cable Communications,
          Inc. ................................ 8.375          05/01/07              965,077
   160    Lenfest Communications, Inc. ........ 7.625          02/15/08              164,043
   348    Cox Communications, Inc. (Floating
          Rate Coupon)......................... 5.869          12/14/07              349,823
                                                                                ------------
                                                                                   1,478,943
                                                                                ------------

See Notes to Financial Statements                                             13

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          MEDIA-NONCABLE  0.3%
$  165    Viacom, Inc., 144A--Private Placement
          (Floating Rate Coupon) (a)........... 5.690%         06/16/09         $    165,052
   300    Viacom, Inc., 144A--Private Placement
          (a).................................. 5.750          04/30/11              294,971
                                                                                ------------
                                                                                     460,023
                                                                                ------------
          NATURAL GAS DISTRIBUTORS  0.7%
   180    Keyspan Corp. ....................... 4.900          05/16/08              177,445
   925    Sempra Energy........................ 4.750          05/15/09              900,020
                                                                                ------------
                                                                                   1,077,465
                                                                                ------------
          NATURAL GAS PIPELINES  1.3%
 1,555    Consolidated Natural Gas Co. ........ 5.375          11/01/06            1,552,859
   545    Enbridge Energy Partners............. 4.000          01/15/09              520,352
                                                                                ------------
                                                                                   2,073,211
                                                                                ------------
          NONCAPTIVE-CONSUMER FINANCE  2.4%
   510    CIT Group, Inc. ..................... 4.750          08/15/08              500,524
   705    Countrywide Home Loans, Inc. ........ 3.250          05/21/08              674,836
 1,660    Household Finance Corp. ............. 6.400          06/17/08            1,682,843
   505    Residential Capital Corp. ........... 6.125          11/21/08              499,419
   580    SLM Corp. ........................... 4.000          01/15/10              548,188
                                                                                ------------
                                                                                   3,905,810
                                                                                ------------
          NONCAPTIVE-DIVERSIFIED FINANCE  1.8%
 1,190    General Electric Capital Corp. ...... 5.375          03/15/07            1,188,747
   710    International Lease Finance Corp. ... 3.750          08/01/07              695,265
   285    International Lease Finance Corp. ... 4.625          06/02/08              279,642
   610    John Deere Capital Corp. ............ 3.375          10/01/07              592,816
   190    John Deere Capital Corp. ............ 4.500          08/22/07              187,575
                                                                                ------------
                                                                                   2,944,045
                                                                                ------------
          OIL FIELD SERVICES  0.1%
   230    Panhandle Eastern Pipe Line Co., Ser
          B.................................... 2.750          03/15/07              225,136
                                                                                ------------

          PAPER  0.3%
   330    International Paper Co. ............. 3.800          04/01/08              318,912
    79    Weyerhaeuser Co. .................... 6.125          03/15/07               79,055
                                                                                ------------
                                                                                     397,967
                                                                                ------------
          PROPERTY & CASUALTY INSURANCE  0.9%
 1,120    Marsh & McLennan Cos., Inc. ......... 5.375          03/15/07            1,114,365
   355    St. Paul Travelers Cos., Inc. ....... 5.010          08/16/07              351,042
                                                                                ------------
                                                                                   1,465,407
                                                                                ------------
          RAILROADS  0.8%
   350    Burlington Northern Santa Fe
          Corp. ............................... 6.125          03/15/09              354,011
   200    Norfolk Southern Corp. .............. 7.350          05/15/07              202,680
   155    Union Pacific Corp. ................. 6.625          02/01/08              157,089
   575    Union Pacific Corp. ................. 6.790          11/09/07              582,615
                                                                                ------------
                                                                                   1,296,395
                                                                                ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          REAL ESTATE MANAGEMENT INVESTMENT TRUSTS  0.2%
$  325    Simon Property Group LP.............. 6.375%         11/15/07         $    326,458
                                                                                ------------

          RETAIL  0.8%
 1,235    May Department Stores Co. ........... 3.950          07/15/07            1,211,153
                                                                                ------------

          SUPERMARKETS  1.1%
 1,495    Kroger Co. .......................... 7.625          09/15/06            1,499,649
   260    Safeway, Inc. ....................... 7.500          09/15/09              271,712
                                                                                ------------
                                                                                   1,771,361
                                                                                ------------
          TECHNOLOGY  0.1%
   215    Hewlett-Packard Co. (Floating Rate
          Coupon).............................. 5.339          05/22/09              215,178
                                                                                ------------

          TEXTILES  0.2%
   375    Mohawk Industries, Inc., Ser C....... 6.500          04/15/07              376,820
                                                                                ------------

          TRANSPORTATION SERVICES  0.2%
   405    FedEx Corp. ......................... 2.650          04/01/07              395,532
                                                                                ------------

          WIRELESS COMMUNICATIONS  1.6%
 2,555    Verizon Global Funding Corp. ........ 6.125          06/15/07            2,564,985
                                                                                ------------

TOTAL CORPORATE BONDS 36.5%..................................................     59,006,361
                                                                                ------------

          ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  3.3%
   676    Federal Home Loan Mortgage Corp. .... 3.526          07/01/34              663,045
   681    Federal National Mortgage
          Association ......................... 3.572          07/01/34              674,087
   360    Federal National Mortgage
          Association ......................... 3.756          06/01/34              359,675
   432    Federal National Mortgage
          Association ......................... 4.109          09/01/34              425,771
   931    Federal National Mortgage
          Association ......................... 4.308          04/01/35              912,698
   716    Federal National Mortgage
          Association ......................... 4.519          04/01/35              704,460
 1,366    Federal National Mortgage
          Association ......................... 4.762          09/01/35            1,334,635
   231    Federal National Mortgage
          Association ......................... 5.730          09/01/19              232,314
                                                                                ------------

TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES.............................      5,306,685
                                                                                ------------

          ASSET BACKED SECURITIES  19.0%
   579    Asset Backed Funding Certificates
          (Floating Rate Coupon)............... 4.250          06/25/35              576,897
 1,550    Capital Asset Trust.................. 4.050          07/15/09            1,527,735
   950    Capital Auto Receivables
          Asset Trust.......................... 3.350          02/15/08              941,806
   400    Capital Auto Receivables
          Asset Trust.......................... 4.990          10/15/09              396,543
 1,200    Capital One Multi Asset Trust........ 4.050          02/15/11            1,170,845

See Notes to Financial Statements                                             15

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          ASSET BACKED SECURITIES (CONTINUED)
$1,675    Capital One Prime Auto Receivables
          Trust................................ 5.040%         09/15/10         $  1,659,986
 1,350    Caterpillar Financial Asset Trust.... 3.900          02/25/09            1,331,733
 1,075    Caterpillar Financial Asset Trust.... 5.570          05/25/10            1,074,900
 1,500    Chase Manhattan Auto Owner Trust..... 2.830          09/15/10            1,455,535
   434    CIT Equipment........................ 3.500          09/20/08              427,139
 1,025    CNH Equipment Trust.................. 4.020          04/15/09            1,011,819
 1,800    CNH Equipment Trust.................. 4.270          01/15/10            1,769,081
 1,600    Countrywide Home Loan
          Mortgage Trust....................... 4.367          06/25/35            1,575,526
   675    Ford Credit Auto Owner Trust......... 5.050          03/15/10              669,592
 1,250    GE Equipment Small Ticket LLC,
          144A--Private Placement (a).......... 4.380          07/22/09            1,232,630
 1,150    GE Equipment Small Ticket LLC,
          144A--Private Placement (a).......... 4.880          10/22/09            1,138,743
 2,000    Harley-Davidson Motorcycle Trust..... 3.560          02/15/12            1,961,105
 1,100    Harley-Davidson Motorcycle Trust..... 4.070          02/15/12            1,067,808
   675    Hertz Vehicle Financing LLC.......... 4.930          02/25/10              663,601
   900    Honda Auto Receivables Owner Trust... 3.060          10/21/09              878,321
   925    Honda Auto Receivables Owner Trust... 4.800          10/19/09              916,187
   925    Hyundai Auto Receivables Trust....... 3.980          11/16/09              906,674
 1,225    National City Auto Receivable
          Trust................................ 2.880          05/15/11            1,185,609
 1,625    New Century Home Equity Loan Trust
          (Floating Rate Coupon)............... 4.461          08/25/35            1,601,907
   745    TXU Electric Delivery Transition Bond
          Co. LLC.............................. 3.520          11/15/11              719,797
 1,300    USAA Auto Owner Trust................ 2.670          10/15/10            1,267,732
 1,450    Volkswagen Auto Loan................. 4.800          07/20/09            1,437,817
   120    Wells Fargo Home Equity Trust
          (Floating Rate Coupon)............... 5.492          02/25/18              119,659
                                                                                ------------

TOTAL ASSET BACKED SECURITIES  19.0%.........................................     30,686,727
                                                                                ------------

          COLLATERALIZED MORTGAGE OBLIGATIONS  19.8%
   420    American Home Mortgage Trust
          (Floating Rate Coupon)............... 4.340          02/25/44              415,349
 1,596    Bank of America Mortgage Securities
          (Variable Rate Coupon)............... 4.385          01/25/35            1,538,798
   728    Citigroup Mortgage Loan Trust, Inc.
          (Variable Rate Coupon)............... 3.920          09/25/34              717,314
   604    Citigroup Mortgage Loan Trust, Inc.
          (Variable Rate Coupon)............... 4.792          08/25/34              599,667
 2,186    Countrywide Alternative Loan Trust
          (Floating Rate Coupon)............... 5.500    02/25/35 to 03/25/35      2,175,670
 1,005    Countrywide Alternative Loan Trust
          (Floating Rate Coupon)............... 5.556          10/25/35            1,009,425

 16                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$1,759    Countrywide Alternative Loan Trust
          (Floating Rate Coupon)............... 5.646%         10/25/35         $  1,766,307
 5,341    Countrywide Alternative Loan Trust
          (Interest Only)...................... 0.239          03/20/46              259,947
 3,802    Countrywide Alternative Loan Trust
          (Interest Only)...................... 0.478          02/25/37              207,911
   563    Countrywide Home Loan Mortgage Trust
          (Variable Rate Coupon)............... 4.608          11/20/34              549,668
 1,412    DSLA Mortgage Loan Trust (Floating
          Rate Coupon)......................... 5.551          08/19/45            1,418,914
 2,193    DSLA Mortgage Loan Trust (Floating
          Rate Coupon)......................... 5.621          09/19/35            2,207,018
 1,131    Federal Home Loan Mortgage Corp...... 7.500          09/15/29            1,175,524
   716    Federal National Mortgage
          Association.......................... 5.500          01/25/24              712,696
   789    Federal National Mortgage
          Association.......................... 6.500          06/25/35              809,023
   361    First Horizon Mortgage Pass/Through
          Trust (Variable Rate Coupon)......... 5.138          10/25/34              351,487
   446    Government National Mortgage
          Association (Floating Rate Coupon)
          REMIC................................ 5.608          09/16/19              449,411
   858    Greenpoint Mortgage Funding Trust
          (Floating Rate Coupon)............... 7.322          08/25/36              880,918
 2,920    Greenpoint Mortgage Funding Trust
          (Interest Only)...................... 1.206          08/25/45               89,438
 4,880    Greenpoint Mortgage Funding Trust
          (Interest Only)...................... 1.801          10/25/45              150,966
 1,000    Harborview Mortgage Loan Trust
          (Floating Rate Coupon)............... 5.631          11/19/35            1,007,721
 3,400    Harborview Mortgage Loan Trust
          (Floating Rate Coupon)............... 6.143    10/19/35 to 01/19/36      3,481,792
 5,826    Harborview Mortgage Loan Trust
          (Interest Only)...................... 0.566          06/19/35              128,364
 5,787    Harborview Mortgage Loan Trust
          (Interest Only)...................... 0.872          05/19/35              140,154
 9,854    Harborview Mortgage Loan Trust
          (Interest Only)...................... 1.151          01/19/36              270,986
 5,122    Harborview Mortgage Loan Trust
          (Interest Only)...................... 1.215          03/19/37              251,304
 3,476    Harborview Mortgage Loan Trust
          (Interest Only)...................... 1.712          01/19/36              107,548
 7,600    Harborview Mortgage Loan Trust
          (Interest Only)...................... 2.136          07/20/36              327,750
     2    Harborview Mortgage Loan Trust
          (Principal Only).....................   *            03/19/37                1,611
     0    Harborview Mortgage Loan Trust
          (Variable Rate Coupon)............... 1.000          07/19/47                   20

See Notes to Financial Statements                                             17

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$4,263    Indymac Index Mortgage Loan Trust
          (Interest Only)...................... 0.303%         07/25/35         $    131,893
   892    Luminent Mortgage Trust (Floating
          Rate Coupon)......................... 5.562          01/25/36              895,114
   499    Residential Accredit Loans, Inc.
          (Floating Rate Coupon)............... 5.582          02/25/46              499,354
   447    Residential Accredit Loans, Inc.
          (Floating Rate Coupon)............... 5.592          02/25/46              449,328
 1,929    Structured Asset Mortgage
          Investments, Inc. (Floating Rate
          Coupon).............................. 5.632          02/25/36            1,935,216
 1,197    Washington Mutual (Floating Rate
          Coupon).............................. 5.662          11/25/45            1,204,902
   681    Washington Mutual (Floating Rate
          Coupon).............................. 5.682          07/25/45              682,947
 7,764    Washington Mutual (Interest Only).... 0.482          10/25/44              129,807
 5,341    Washington Mutual (Interest Only).... 0.609          07/25/44               99,319
 3,043    Washington Mutual (Interest Only).... 0.654          06/25/44               58,003
   240    Wells Fargo Mortgage Backed
          Securities Trust (Variable Rate
          Coupon).............................. 3.383          07/25/34              239,846
 1,010    Wells Fargo Mortgage Backed
          Securities Trust (Variable Rate
          Coupon).............................. 3.455          09/25/34            1,012,582
 1,581    Wells Fargo Mortgage Backed
          Securities Trust (Variable Rate
          Coupon).............................. 4.109          06/25/35            1,539,754
                                                                                ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  19.8%.............................     32,080,766
                                                                                ------------

          MORTGAGE BACKED SECURITIES  5.1%
     4    Federal Home Loan Mortgage Corp...... 6.500          01/01/33                3,534
   550    Federal Home Loan Mortgage Corp...... 7.500    10/01/29 to 09/01/32        569,075
    15    Federal Home Loan Mortgage Corp...... 9.250          12/01/15               14,978
 1,483    Federal National Mortgage
          Association.......................... 6.500    11/01/23 to 11/01/33      1,497,262
 1,700    Federal National Mortgage
          Association.......................... 7.000    03/01/26 to 03/01/32      1,742,627
 2,324    Federal National Mortgage
          Association.......................... 7.500    12/01/28 to 09/01/32      2,406,242
    36    Federal National Mortgage
          Association.......................... 9.500    03/01/16 to 04/01/20         38,594
 1,750    Federal National Mortgage
          Association, July.................... 7.500            TBA               1,809,608
    19    Government National Mortgage
          Association.......................... 7.500    07/15/28 to 08/15/28         20,365
     2    Government National Mortgage
          Association.......................... 9.500    07/15/16 to 06/15/18          1,774
    77    Government National Mortgage
          Association.......................... 10.000   11/15/16 to 01/15/19         83,838

 18                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                           COUPON         MATURITY            VALUE
--------------------------------------------------------------------------------------------
          MORTGAGE BACKED SECURITIES (CONTINUED)
$   14    Government National Mortgage
          Association.......................... 10.500%        02/15/18         $     15,584
    94    Government National Mortgage
          Association.......................... 11.000         11/15/18              103,777
                                                                                ------------

TOTAL MORTGAGE BACKED SECURITIES  5.1%.......................................      8,307,258
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  83.7%
  (Cost $137,478,672)........................................................    135,387,797
                                                                                ------------

SHORT-TERM INVESTMENTS  17.4%
REPURCHASE AGREEMENT  17.3%
          State Street Bank & Trust Co. ($27,991,000 par collateralized by
          U.S. Government obligations in a pooled cash account, interest rate
          of 5.10%, dated 06/30/06, to be sold on 07/03/06 at $28,002,896)...     27,991,000

UNITED STATES TREASURY AGREEMENT  0.1%
          United States Treasury Bills ($125,000 par, yielding 4.342%,
          07/13/06 maturity) (b).............................................        124,819
                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $28,115,819).........................................................     28,115,819
                                                                                ------------

TOTAL INVESTMENTS  101.1%
  (Cost $165,594,491)........................................................    163,503,616

LIABILITIES IN EXCESS OF OTHER ASSETS  (1.1%)................................     (1,763,113)
                                                                                ------------

NET ASSETS  100.0%...........................................................   $161,740,503
                                                                                ============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*   Zero coupon bond

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

REMIC--Real Estate Mortgage Investment Conduits

TBA--To be announced, maturity date had not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

See Notes to Financial Statements                                             19

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:

                                                                              UNREALIZED
                                                                             APPRECIATION/
                                                                CONTRACTS    DEPRECIATION
LONG CONTRACTS:
2-Year U.S. Treasury Notes--September 2006 (Current Notional
  Value of $202,781 per contract)...........................       237         $(176,358)
SHORT CONTRACTS:
5-Year U.S. Treasury Notes--September 2006 (Current Notional
  Value of $103,406 per contract)...........................        56            11,174
                                                                   ---         ---------
                                                                   293         $(165,184)
                                                                   ===         =========

 20                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2006 (Unaudited)

ASSETS:
Total Investments, including repurchase agreement of
  $27,991,000 (Cost $165,594,491)...........................  $163,503,616
Cash........................................................           713
Receivables:
  Interest..................................................       973,864
  Fund Shares Sold..........................................        83,721
  Variation Margin on Futures...............................        23,906
  Principal Paydowns........................................         1,401
Other.......................................................       130,368
                                                              ------------
    Total Assets............................................   164,717,589
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,813,438
  Fund Shares Repurchased...................................       559,634
  Distributor and Affiliates................................       129,480
  Income Distributions......................................       112,924
  Investment Advisory Fee...................................        40,137
Trustees' Deferred Compensation and Retirement Plans........       190,358
Accrued Expenses............................................       131,115
                                                              ------------
    Total Liabilities.......................................     2,977,086
                                                              ------------
NET ASSETS..................................................  $161,740,503
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $188,010,713
Accumulated Undistributed Net Investment Income.............    (1,629,147)
Net Unrealized Depreciation.................................    (2,256,059)
Accumulated Net Realized Loss...............................   (22,385,004)
                                                              ------------
NET ASSETS..................................................  $161,740,503
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $86,431,148 and 7,684,530 shares of
    beneficial interest issued and outstanding).............  $      11.25
    Maximum sales charge (2.25%* of offering price).........           .26
                                                              ------------
    Maximum offering price to public........................  $      11.51
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $44,073,169 and 3,880,335 shares of
    beneficial interest issued and outstanding).............  $      11.36
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $29,933,795 and 2,649,375 shares of
    beneficial interest issued and outstanding).............  $      11.30
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,302,391 and 115,766 shares of
    beneficial interest issued
    and outstanding)........................................  $      11.25
                                                              ============

*   On sales of $25,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             21

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 3,872,385
Other.......................................................          300
                                                              -----------
    Total Income............................................    3,872,685
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $67,435, $157,745 and $105,619,
  respectively).............................................      330,799
Investment Advisory Fee.....................................      254,372
Shareholder Services........................................      199,374
Custody.....................................................       21,987
Trustees' Fees and Related Expenses.........................       20,637
Legal.......................................................        3,354
Other.......................................................      141,262
                                                              -----------
    Total Expenses..........................................      971,785
    Less Credits Earned on Cash Balances....................        5,716
                                                              -----------
    Net Expenses............................................      966,069
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 2,906,616
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  (780,003)
  Futures...................................................      (25,691)
                                                              -----------
Net Realized Loss...........................................     (805,694)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (2,128,113)
                                                              -----------
  End of the Period:
    Investments.............................................   (2,090,875)
    Futures.................................................     (165,184)
                                                              -----------
                                                               (2,256,059)
                                                              -----------
Net Unrealized Depreciation During the Period...............     (127,946)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $  (933,640)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 1,972,976
                                                              ===========

 22                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                          JUNE 30, 2006     DECEMBER 31, 2005
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $  2,906,616       $   6,041,577
Net Realized Loss......................................        (805,694)         (1,663,129)
Net Unrealized Depreciation During the Period..........        (127,946)         (1,582,504)
                                                           ------------       -------------
Change in Net Assets from Operations...................       1,972,976           2,795,944
                                                           ------------       -------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (1,758,043)        (4,426 ,269)
  Class B Shares.......................................        (846,404)         (2,058,364)
  Class C Shares.......................................        (570,201)         (1,387,089)
  Class I Shares.......................................         (31,478)           (347,488)
                                                           ------------       -------------
Total Distributions....................................      (3,206,126)         (8,219,210)
                                                           ------------       -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      (1,233,150)         (5,423,266)
                                                           ------------       -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................      16,898,774          84,678,141
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       2,501,191           6,617,431
Cost of Shares Repurchased.............................     (41,275,145)       (191,332,252)
                                                           ------------       -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....     (21,875,180)       (100,036,680)
                                                           ------------       -------------
TOTAL DECREASE IN NET ASSETS...........................     (23,108,330)       (105,459,946)
NET ASSETS:
Beginning of the Period................................     184,848,833         290,308,779
                                                           ------------       -------------
End of the Period (Including accumulated undistributed
  net investment income of ($1,629,147) and
  ($1,329,637), respectively)..........................    $161,740,503       $ 184,848,833
                                                           ============       =============

See Notes to Financial Statements                                             23

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                            SIX MONTHS
                                               ENDED                YEAR ENDED DECEMBER 31,
CLASS A SHARES                               JUNE 30,     -------------------------------------------
                                               2006        2005     2004     2003      2002     2001
                                            ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...   $11.33      $11.58   $11.90   $12.17    $12.08   $11.91
                                              ------      ------   ------   ------    ------   ------
 Net Investment Income (a).................      .20         .31      .20      .13       .28      .46
 Net Realized and Unrealized Gain/Loss.....     (.05)       (.14)    (.13)     -0-(d)    .35      .37
                                              ------      ------   ------   ------    ------   ------
Total from Investment Operations...........      .15         .17      .07      .13       .63      .83
Less Distributions from Net Investment
 Income....................................      .23         .42      .39      .40       .54      .66
                                              ------      ------   ------   ------    ------   ------
NET ASSET VALUE, END OF THE PERIOD.........   $11.25      $11.33   $11.58   $11.90    $12.17   $12.08
                                              ======      ======   ======   ======    ======   ======

Total Return* (b)..........................    1.30%**     1.46%     .57%    1.04%     5.34%    7.16%
Net Assets at End of the Period (In
 millions).................................   $ 86.4      $ 91.9   $151.7   $181.6    $150.3   $ 65.6
Ratio of Expenses to Average Net Assets*...     .91%        .81%     .84%     .72%      .59%     .85%
Ratio of Net Investment Income to Average
 Net Assets*...............................    3.66%       2.67%    1.73%    1.08%     2.31%    3.95%
Portfolio Turnover (c).....................      35%**       70%     143%     311%      154%     134%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net
    Assets.................................      N/A         N/A      N/A     .79%      .79%    1.05%
  Ratio of Net Investment Income to Average
    Net Assets.............................      N/A         N/A      N/A    1.01%     2.11%    3.75%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of .50% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns included combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01.

N/A=Not Applicable

 24                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                            SIX MONTHS
                                               ENDED                YEAR ENDED DECEMBER 31,
CLASS B SHARES                               JUNE 30,     -------------------------------------------
                                               2006        2005     2004     2003      2002     2001
                                            ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...   $11.44      $11.69   $12.01   $12.27    $12.18   $11.98
                                              ------      ------   ------   ------    ------   ------
 Net Investment Income (a).................      .18         .25      .15      .08       .22      .41
 Net Realized and Unrealized Gain/Loss.....     (.06)       (.14)    (.14)     -0-(d)    .36      .39
                                              ------      ------   ------   ------    ------   ------
Total from Investment Operations...........      .12         .11      .01      .08       .58      .80
Less Distributions from Net Investment
 Income....................................      .20         .36      .33      .34       .49      .60
                                              ------      ------   ------   ------    ------   ------
NET ASSET VALUE, END OF THE PERIOD.........   $11.36      $11.44   $11.69   $12.01    $12.27   $12.18
                                              ======      ======   ======   ======    ======   ======

Total Return* (b)..........................    1.04%**      .93%     .07%     .62%     4.81%    6.73%
Net Assets at End of the Period (In
 millions).................................   $ 44.1      $ 54.3   $ 83.3   $122.7    $138.7   $ 52.5
Ratio of Expenses to Average Net Assets*...    1.41%       1.31%    1.34%    1.21%     1.08%    1.29%
Ratio of Net Investment Income to Average
 Net Assets*...............................    3.16%       2.19%    1.23%     .63%     1.81%    3.38%
Portfolio Turnover (c).....................      35%**       70%     143%     311%      154%     134%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net
    Assets.................................      N/A         N/A      N/A    1.27%     1.28%    1.49%
  Ratio of Net Investment Income to Average
    Net Assets.............................      N/A         N/A      N/A     .57%     1.61%    3.18%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01.

N/A=Not Applicable

See Notes to Financial Statements                                             25

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                             SIX MONTHS
                                               ENDED               YEAR ENDED DECEMBER 31,
CLASS C SHARES                                JUNE 30,    ------------------------------------------
                                                2006       2005     2004     2003     2002     2001
                                             -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....   $11.38     $11.63   $11.95   $12.21   $12.13   $11.95
                                               ------     ------   ------   ------   ------   ------
 Net Investment Income (a)..................      .18        .25      .15      .08      .21      .37
 Net Realized and Unrealized Gain/Loss......     (.06)     (.14)    (.14)      -0-(d)    .36     .42
                                               ------     ------   ------   ------   ------   ------
Total from Investment Operations............      .12        .11      .01      .08      .57      .79
Less Distributions from Net Investment
 Income.....................................      .20        .36      .33      .34      .49      .61
                                               ------     ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD..........   $11.30     $11.38   $11.63   $11.95   $12.21   $12.13
                                               ======     ======   ======   ======   ======   ======

Total Return* (b)...........................    1.04%**     .94%     .07%     .63%    4.74%    7.02%
Net Assets at End of the Period (In
 millions)..................................   $ 29.9     $ 36.9   $ 55.3   $ 83.1   $ 77.3   $ 26.5
Ratio of Expenses to Average Net Assets*....    1.41%      1.31%    1.34%    1.21%    1.08%    1.23%
Ratio of Net Investment Income to Average
 Net Assets*................................    3.16%      2.19%    1.23%     .61%    1.76%    3.13%
Portfolio Turnover (c)......................      35%**      70%     143%     311%     154%     134%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets...      N/A        N/A      N/A    1.28%    1.28%    1.43%
  Ratio of Net Investment Income to Average
    Net Assets..............................      N/A        N/A      N/A     .54%    1.56%    2.93%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of .75%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .65% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher in previous fiscal years.

(d) Amount is less than $.01.

N/A=Not Applicable

 26                                            See Notes to Financial Statements

VAN KAMPEN LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS      AUGUST 12, 2005
                                                                ENDED       (COMMENCEMENT OF
CLASS I SHARES                                                JUNE 30,       OPERATIONS) TO
                                                                2006        DECEMBER 31, 2005
                                                             --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $11.33            $11.42
                                                               ------            ------
  Net Investment Income (a).................................      .21               .15
  Net Realized and Unrealized Loss..........................     (.05)             (.06)
                                                               ------            ------
Total from Investment Operations............................      .16               .09
Less Distributions from Net Investment Income...............      .24               .18
                                                               ------            ------
NET ASSET VALUE, END OF THE PERIOD..........................   $11.25            $11.33
                                                               ======            ======

Total Return (b)............................................    1.38%*             .76%*
Net Assets at End of the Period (In millions)...............   $  1.3            $  1.8
Ratio of Expenses to Average Net Assets.....................     .75%              .66%
Ratio of Net Investment Income to Average Net Assets........    3.79%             3.04%
Portfolio Turnover..........................................      35%*              70%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             27

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Limited Duration Fund (the "Fund"), is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide a high current return and relative safety of capital. The Fund invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, investment grade quality corporate bonds, mortgage-related or mortgage-backed securities, asset-backed securities, and certain other debt obligations. The Fund commenced investment operations on June 16, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At June 30, 2006, the Fund had $1,813,438 of when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $20,636,106 which will expire according to the following schedule.

AMOUNT                                                             EXPIRATION
$1,051,059..................................................    December 31, 2007
   346,588..................................................    December 31, 2008
   544,017..................................................    December 31, 2010
 7,821,920..................................................    December 31, 2011
 7,206,408..................................................    December 31, 2012
 3,666,114..................................................    December 31, 2013

    At June 30, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $167,078,952
                                                                ============
Gross tax unrealized appreciation...........................    $    127,951
Gross tax unrealized depreciation...........................      (3,703,287)
                                                                ------------
Net tax unrealized depreciation on investments..............    $ (3,575,336)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

    The tax character of distributions paid during the year ended December 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................    $8,250,435

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

    As of December 31, 2005, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $484,049

    Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions, straddle positions and gains or losses recognized for tax purposes, but not for book purposes.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2006, the Fund's custody fee was reduced by $5,716 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .30% of the average daily net assets.

    For the six months ended June 30, 2006, the Fund recognized expenses of approximately $3,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2006, the Fund recognized expenses of approximately $17,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2006, the Fund recognized expenses of approximately $166,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $103,633 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $10,500 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $35,700. Sales charges do not represent expenses to the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2006 and the year ended December 31, 2005, transactions were as follows:

                                              FOR THE                        FOR THE
                                          SIX MONTHS ENDED                  YEAR ENDED
                                           JUNE 30, 2006                DECEMBER 31, 2005
                                     --------------------------    ----------------------------
                                       SHARES         VALUE          SHARES           VALUE
Sales:
  Class A..........................   1,111,584    $ 12,559,767      3,093,306    $  35,395,883
  Class B..........................     255,199       2,910,746        650,051        7,513,336
  Class C..........................     121,971       1,384,394        414,011        4,763,421
  Class I..........................       3,878          43,867      3,240,595       37,005,501
                                     ----------    ------------    -----------    -------------
Total Sales........................   1,492,632    $ 16,898,774      7,397,963    $  84,678,141
                                     ==========    ============    ===========    =============
Dividend Reinvestment:
  Class A..........................     124,675    $  1,408,504        322,857    $   3,693,906
  Class B..........................      58,832         671,172        139,543        1,610,624
  Class C..........................      34,366         390,037         84,056          965,413
  Class I..........................       2,785          31,478         30,536          347,488
                                     ----------    ------------    -----------    -------------
Total Dividend Reinvestment........     220,658    $  2,501,191        576,992    $   6,617,431
                                     ==========    ============    ===========    =============
Repurchases:
  Class A..........................  (1,659,846)   $(18,765,001)    (8,407,692)   $ (96,175,642)
  Class B..........................  (1,180,461)    (13,471,458)    (3,171,516)     (36,656,677)
  Class C..........................    (746,792)     (8,485,393)    (2,011,629)     (23,147,302)
  Class I..........................     (48,913)       (553,293)    (3,113,115)     (35,352,631)
                                     ----------    ------------    -----------    -------------
Total Repurchases..................  (3,636,012)   $(41,275,145)   (16,703,952)   $(191,332,252)
                                     ==========    ============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended June 30, 2006, the Fund received redemptions fees of approximately $1,800, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $23,458,054 and $60,019,128,

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $32,372,226 and $36,189,748, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated to under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2006 were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2005............................       238
Futures Opened..............................................       819
Futures Closed..............................................      (764)
                                                                  ----
Outstanding at June 30, 2006................................       293
                                                                  ====

7. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, Class A Shares purchased prior to October 1, 1999 are subject to an annual service fee of up to .25% of the average daily net assets attributable to such class of shares. Class A Shares purchased on or after October 1, 1999 are subject to an annual service fee of up to .15% of the average daily net assets attributable to such class of shares. Class B Shares purchased prior to October 1, 1999 are subject to a combined annual distribution and service fee of up to 1% of the average daily net assets attributable to such class of shares. All Class C Shares and Class B Shares purchased on or after October 1, 1999 are each subject to a combined annual distribution and service fee of up to .65% of the average daily net assets attributable to such class of shares. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $4,860,500 and $115,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative suit which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss the action described in the next paragraph. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the action described in the next paragraph. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above.

    The derivative plaintiff in the action described in the preceding paragraph filed a separate derivative action against the Adviser, certain affiliates of the Adviser, the individual trustees of certain Van Kampen funds, and certain unaffiliated entities. The named investment companies, including the Fund, were listed as nominal defendants. The complaint alleged that certain unaffiliated entities engaged in or facilitated market timing and late

VAN KAMPEN LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2006 (UNAUDITED) continued

trading in the Van Kampen funds, and that the Adviser, certain affiliates of the Adviser, and the trustees failed to prevent and/or detect such market timing and late trading. The complaint sought, among other things, the removal of the current trustees of the funds, rescission of the management contracts and distribution plans for the funds, disgorgement of fees and profits from the Adviser and its affiliates, and monetary damages. The court initially granted in part and denied in part defendants' motion to dismiss this complaint. The defendants moved the court to reconsider those claims it denied. The plaintiff thereafter voluntarily dismissed the independent trustees from the action without prejudice. On June 14, 2006, the court entered an order granting defendants' motion for reconsideration and dismissing all claims in the action.

10. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIMITED DURATION FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Limited Duration Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  30, 130, 230
                                                                 LTMG SAR 8/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                                      TBD

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Limited Duration Fund


By: /s/ Ronald E. Robison
    ------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006


By: /s/ Phillip G. Goff
    ------------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 10, 2006